Valuation of Derivative Liabilities Using a Binomial Pricing Model with Weighted Average Assumptions (Detail)	0 Months Ended	9 Months Ended	12 Months Ended
	Feb. 27, 2013	Sep. 30, 2013	Dec. 31, 2012
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility	46.30%	40.80%	176.30%
Risk-free interest rate	1.24%	1.81%	1.18%
Dividend yield	0.00%	0.00%	0.00%
Remaining expected term of underlying securities (years)	6 years 10 months 24 days	6 years 6 months 26 days	7 years